Prepaid Expenses and Other Current Assets (Details)			1 Months Ended		12 Months Ended
	May 31, 2026 CNY (¥)	Aug. 22, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Jun. 30, 2026 USD ($) USDT	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥) USDT	Jun. 30, 2025 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment	¥ 2,250,000
Amount to be repaid							¥ 1,000,000
Amount recovered							87,000,000,000,000
Prepayment to consulting services			$ (2,500,000)	¥ 17,909,000
Fees paid					$ 561,644	¥ 4,051,867
Prepaid expense and other current assets					$ 7,276,391		¥ 49,371,038	¥ 44,075,847
Cryptocurrency wallet | USDT					5,127,902		5,127,902
Annual rate					3.00%	3.00%
Principal amount						¥ 2,250,000
Accrued interest							¥ 5,625
Total receivable							2,255,625
Software Development Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment		¥ 3,200,000				3,200,000
Market Development Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment						12,285,000
Electric Bus Purchase Agreement [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance payment					$ 2,500,000	¥ 17,909,000
Amount to be repaid | $					1,500,000
Electric Bus Purchase Agreement [Member] | Stable Coins [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Amount to be repaid | $					1,000,000
Strategic Consulting Services [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expense and other current assets					1,246,575		8,458,136
Prepaid assets and other noncurrent assets					$ 691,781		¥ 4,693,802